Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 69	$ 34	$ 210	$ 90	$ 264	$ 143
Valuation allowance increased					24,501	10,905
Net operating loss carryforwards					$ 36,092	$ 25,051
Effective tax rates	(0.80%)	(0.20%)	(3.90%)	(0.10%)	(0.30%)	(0.30%)
Uncertain tax positions	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accrued interest and penalties					0	$ 0
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					131,700
Tax credit carry forwards research and development					$ 900
Tax credits research and development expiration year					2028
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 132,200
Tax credit carry forwards research and development					$ 1,500
Tax credits research and development expiration year					2031
Earliest Tax Year | State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period					2030
Earliest Tax Year | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period					2030
Latest Tax Year | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period					2037
Latest Tax Year | State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period					2042
Expire between 2030 and 2037 | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 12,800
Do not expire | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 119,500
Maximum
Operating Loss Carryforwards [Line Items]
Income tax expense		$ 100		$ 100